Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
FIRST QUARTER REPORT
June 30, 2026 (Unaudited)
Columbia Core Bond ETF

Portfolio of Investments
Columbia Core Bond ETF, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Core Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities 10 .1%
Federal Home Loan Mortgage Corp. REMICS
(a),(b)
Series 4903  Class SA
-1.0 x 30 day USD SOFR Average + 5.936%
08/25/2049 2.308% 1,362,064 126,209
Series 5345  Class SE
-1.0 x 30 day USD SOFR Average + 5.886%
01/15/2048 2.293% 6,307,203 590,912
Series 5555  Class SE
-1.0 x 30 day USD SOFR Average + 5.850%
07/25/2055 2.222% 37,713,942 3,206,794
Series 5564  Class NS
-1.0 x 30 day USD SOFR Average + 5.800%
08/25/2055 2.172% 42,477,088 3,217,831
Series 5573  Class SA
-1.0 x 30 day USD SOFR Average + 5.150%
09/25/2055 1.522% 11,090,909 577,790
Series 5649  Class SD
-1.0 x 30 day USD SOFR Average + 6.100%
04/25/2056 2.472% 60,839,961 5,860,464
Federal Home Loan Mortgage Corp. REMICS
(b)
Series 5500  Class FQ
30 day USD SOFR Average + 1.430%
Floor 1.430%
10/25/2054 5.058% 5,625,833 5,697,633
Series 5508  Class FM
30 day USD SOFR Average + 1.150%
Floor 1.150%
02/25/2055 4.778% 5,027,239 5,076,572
Series 5513  Class MQ
30 day USD SOFR Average + 3.950%
06/25/2054 7.578% 4,263,810 4,324,589
Series 5513  Class MU
30 day USD SOFR Average + 3.950%
11/25/2054 7.578% 6,572,495 6,726,657
Series 5518  Class FC
30 day USD SOFR Average + 1.320%
Floor 1.320%
03/25/2055 4.948% 4,054,416 4,088,806
Series 5532  Class MB
30 day USD SOFR Average + 3.950%
04/25/2055 7.578% 2,573,614 2,632,851
Series 5534  Class MA
30 day USD SOFR Average + 3.550%
05/25/2055 7.178% 5,881,136 5,912,979
Series 5560  Class MB
30 day USD SOFR Average + 4.600%
06/25/2055 8.228% 4,253,895 4,376,691
Series 5573  Class F
30 day USD SOFR Average + 4.300%
09/25/2055 7.928% 3,414,080 3,504,865
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 5668  Class FL
30 day USD SOFR Average + 1.450%
Floor 1.450%
06/25/2056 5.078% 19,785,742 19,961,936
Federal Home Loan Mortgage Corp. REMICS
(a)
Series 5152  Class XI
11/25/2050 2.500% 12,182,029 1,662,585
Series 5162  Class IA
11/25/2051 3.000% 6,737,805 871,828
Series 5287  Class NI
05/25/2051 3.500% 6,101,869 1,204,379
Federal Home Loan Mortgage Corp. STACR Debt Notes
(c)
06/24/2033 0.166% 1,863,589 1,830,125
Federal Home Loan Mortgage Corp. STACR Debt Notes
(c),(d)
04/25/2033 0.184% 2,167,890 2,110,210
Federal Home Loan Mortgage Corp. STACR REMICS Trust
(b),(d)
Series 2022-DNA6  Class M1A
30 day USD SOFR Average + 2.150%
09/25/2042 5.778% 207,896 208,291
Federal National Mortgage Association Connecticut Avenue
Securities Trust
(b),(d)
Series 2022-R04  Class 1M2
30 day USD SOFR Average + 3.100%
03/25/2042 6.728% 4,000,000 4,057,002
Federal National Mortgage Association REMICS
(a),(b)
Series 2016-53  Class KS
-1.0 x 30 day USD SOFR Average + 5.886%
08/25/2046 2.258% 529,260 55,977
Series 2016-57  Class SA
-1.0 x 30 day USD SOFR Average + 5.886%
08/25/2046 2.258% 1,211,524 117,905
Series 2016-93  Class SL
-1.0 x 30 day USD SOFR Average + 6.536%
12/25/2046 2.908% 1,120,239 81,062
Series 2017-108  Class SA
-1.0 x 30 day USD SOFR Average + 6.036%
01/25/2048 2.408% 9,092,573 947,131
Series 2017-109  Class SA
-1.0 x 30 day USD SOFR Average + 6.036%
01/25/2048 2.408% 581,011 60,982
Series 2017-20  Class SA
-1.0 x 30 day USD SOFR Average + 5.986%
04/25/2047 2.358% 534,339 58,318
Series 2017-54  Class SN
-1.0 x 30 day USD SOFR Average + 6.036%
07/25/2047 2.408% 1,131,652 132,828
Series 2018-66  Class SM
-1.0 x 30 day USD SOFR Average + 6.086%
09/25/2048 2.458% 753,246 83,330

Portfolio of Investments
(continued)
Columbia Core Bond ETF, June 30, 2026 (Unaudited)
Columbia Core Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2018-74  Class SA
-1.0 x 30 day USD SOFR Average + 6.036%
10/25/2048 2.408% 845,123 80,917
Series 2019-25  Class SA
-1.0 x 30 day USD SOFR Average + 5.936%
06/25/2049 2.308% 5,267,797 524,797
Series 2019-33  Class SB
-1.0 x 30 day USD SOFR Average + 5.936%
07/25/2049 2.308% 2,054,310 193,164
Series 2019-60  Class SH
-1.0 x 30 day USD SOFR Average + 5.936%
10/25/2049 2.308% 808,576 81,446
Series 2019-67  Class SE
-1.0 x 30 day USD SOFR Average + 5.936%
11/25/2049 2.308% 1,258,270 146,348
Series 2019-73  Class SC
-1.0 x 30 day USD SOFR Average + 5.936%
12/25/2049 2.308% 14,168,321 1,399,807
Series 2020-39  Class MS
-1.0 x 30 day USD SOFR Average + 5.966%
06/25/2050 2.338% 8,829,757 1,039,518
Series 2023-46  Class SC
-1.0 x 30 day USD SOFR Average + 5.886%
06/25/2050 2.258% 8,676,866 868,180
Series 2025-87  Class SA
-1.0 x 30 day USD SOFR Average + 5.900%
10/25/2055 2.272% 18,663,383 1,459,684
Series 2026-16  Class SA
-1.0 x 30 day USD SOFR Average + 5.650%
03/25/2056 2.022% 84,409,395 6,721,512
Series 2026-36  Class SN
-1.0 x 30 day USD SOFR Average + 5.600%
05/25/2056 1.972% 25,714,918 1,994,691
Federal National Mortgage Association REMICS
(a)
Series 2021-3  Class TI
02/25/2051 2.500% 9,638,704 1,637,289
Federal National Mortgage Association REMICS
(b)
Series 2022-60  Class FA
30 day USD SOFR Average + 0.700%
Floor 0.700%
09/25/2052 4.328% 4,400,672 4,362,236
Series 2025-13  Class FA
30 day USD SOFR Average + 1.300%
Floor 1.300%
03/25/2055 4.928% 6,173,305 6,225,929
Series 2025-15  Class ME
30 day USD SOFR Average + 3.300%
04/25/2055 6.928% 4,090,782 4,140,070
Series 2025-6  Class LF
30 day USD SOFR Average + 1.800%
Floor 1.800%
02/25/2055 5.428% 6,706,121 6,793,362
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2025-86  Class FH
30 day USD SOFR Average + 0.850%
Floor 0.850%
09/25/2055 4.478% 8,241,470 8,228,475
Series 2026-21  Class FC
30 day USD SOFR Average + 1.250%
Floor 1.250%
07/25/2054 4.878% 35,276,481 35,415,378
Government National Mortgage Association REMICS
(a),(b)
Series 2015-110  Class MS
-1.0 x 1 mo. USD Term SOFR + 5.596%
08/20/2045 1.956% 13,646,174 1,189,104
Series 2017-112  Class SJ
-1.0 x 1 mo. USD Term SOFR + 5.546%
07/20/2047 1.906% 1,841,661 152,611
Series 2017-130  Class HS
-1.0 x 1 mo. USD Term SOFR + 6.086%
08/20/2047 2.446% 642,939 70,177
Series 2017-149  Class BS
-1.0 x 1 mo. USD Term SOFR + 6.086%
10/20/2047 2.446% 777,565 98,181
Series 2017-163  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.086%
11/20/2047 2.446% 348,333 39,167
Series 2017-37  Class SB
-1.0 x 1 mo. USD Term SOFR + 6.036%
03/20/2047 2.396% 469,037 60,241
Series 2018-103  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.086%
08/20/2048 2.446% 449,747 49,355
Series 2018-112  Class LS
-1.0 x 1 mo. USD Term SOFR + 6.086%
08/20/2048 2.446% 566,456 62,151
Series 2018-125  Class SK
-1.0 x 1 mo. USD Term SOFR + 6.136%
09/20/2048 2.496% 732,388 68,036
Series 2018-134  Class KS
-1.0 x 1 mo. USD Term SOFR + 6.086%
10/20/2048 2.446% 605,118 60,229
Series 2018-148  Class SB
-1.0 x 1 mo. USD Term SOFR + 6.086%
01/20/2048 2.446% 1,103,291 140,300
Series 2018-151  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.036%
11/20/2048 2.396% 940,347 100,952
Series 2018-89  Class MS
-1.0 x 1 mo. USD Term SOFR + 6.086%
06/20/2048 2.446% 573,443 67,396
Series 2018-91  Class DS
-1.0 x 1 mo. USD Term SOFR + 6.086%
07/20/2048 2.446% 659,582 63,604
Series 2019-20  Class JS
-1.0 x 1 mo. USD Term SOFR + 5.886%
02/20/2049 2.246% 903,537 91,322

Portfolio of Investments
(continued)
Columbia Core Bond ETF, June 30, 2026 (Unaudited)
Columbia Core Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2019-5  Class SH
-1.0 x 1 mo. USD Term SOFR + 6.036%
01/20/2049 2.396% 635,501 63,024
Series 2019-56  Class SG
-1.0 x 1 mo. USD Term SOFR + 6.036%
05/20/2049 2.396% 656,886 68,785
Series 2019-59  Class KS
-1.0 x 1 mo. USD Term SOFR + 5.936%
05/20/2049 2.296% 690,614 72,750
Series 2019-74  Class PS
-1.0 x 1 mo. USD Term SOFR + 5.936%
06/20/2049 2.296% 9,409,945 1,136,257
Series 2019-85  Class SC
-1.0 x 1 mo. USD Term SOFR + 6.036%
07/20/2049 2.396% 637,639 51,633
Series 2019-90  Class SD
-1.0 x 1 mo. USD Term SOFR + 6.036%
07/20/2049 2.396% 1,531,788 188,861
Series 2019-92  Class SD
-1.0 x 1 mo. USD Term SOFR + 5.986%
07/20/2049 2.346% 3,717,918 402,352
Series 2020-11  Class LS
-1.0 x 1 mo. USD Term SOFR + 5.936%
01/20/2050 2.296% 14,652,518 1,573,324
Series 2020-188  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.186%
12/20/2050 2.546% 8,644,130 1,124,165
Series 2020-21  Class VS
-1.0 x 1 mo. USD Term SOFR + 5.936%
02/20/2050 2.296% 531,636 62,516
Series 2020-61  Class SW
-1.0 x 1 mo. USD Term SOFR + 5.936%
08/20/2049 2.296% 5,959,721 626,398
Series 2020-62  Class SG
-1.0 x 1 mo. USD Term SOFR + 6.036%
05/20/2050 2.396% 940,708 102,090
Series 2022-207  Class SA
-1.0 x 1 mo. USD Term SOFR + 5.886%
09/20/2049 2.246% 22,656,417 2,393,582
Series 2022-207  Class SC
-1.0 x 1 mo. USD Term SOFR + 5.986%
01/20/2050 2.346% 9,559,304 1,019,158
Series 2023-141  Class SN
-1.0 x 1 mo. USD Term SOFR + 5.936%
04/20/2049 2.296% 8,151,452 855,427
Series 2023-17  Class SY
-1.0 x 1 mo. USD Term SOFR + 5.936%
05/20/2050 2.296% 9,142,472 861,626
Series 2023-47  Class DS
-1.0 x 1 mo. USD Term SOFR + 5.936%
09/20/2049 2.296% 9,823,912 1,092,020
Series 2023-47  Class S
-1.0 x 1 mo. USD Term SOFR + 5.936%
03/20/2049 2.296% 16,320,987 1,589,416
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2024-30  Class XH
-1.0 x 30 day USD SOFR Average + 5.850%
02/20/2054 2.241% 8,431,853 620,741
Series 2024-75  Class SB
-1.0 x 30 day USD SOFR Average + 6.600%
04/20/2054 2.991% 24,048,342 2,269,283
Series 2025-131  Class SQ
-1.0 x 30 day USD SOFR Average + 6.522%
08/20/2055 2.913% 27,693,659 2,347,738
Series 2025-156  Class SL
-1.0 x 30 day USD SOFR Average + 6.000%
09/20/2055 2.391% 14,995,900 1,268,506
Series 2025-39  Class SB
-1.0 x 30 day USD SOFR Average + 7.200%
03/20/2055 3.591% 35,272,725 4,164,090
Series 2026-44  Class KS
-1.0 x 30 day USD SOFR Average + 5.050%
03/20/2056 1.441% 42,540,227 2,601,939
Government National Mortgage Association REMICS
(a)
Series 2020-164  Class CI
11/20/2050 3.000% 5,212,401 881,534
Series 2020-175  Class KI
11/20/2050 2.500% 15,575,529 2,304,909
Series 2020-191  Class UG
12/20/2050 3.500% 5,419,529 882,556
Series 2021-119  Class QI
07/20/2051 3.000% 6,306,545 1,030,141
Series 2021-139  Class IC
08/20/2051 3.000% 14,363,579 2,472,439
Series 2021-16  Class KI
01/20/2051 2.500% 7,325,802 1,053,562
Government National Mortgage Association REMICS
(b)
Series 2025-149  Class FP
30 day USD SOFR Average + 1.100%
Floor 1.100%
09/20/2055 4.709% 6,745,356 6,780,734
Series 2025-39  Class M
30 day USD SOFR Average + 4.000%
03/20/2055 7.609% 3,909,838 3,911,797
Series 2026-106  Class M
30 day USD SOFR Average + 2.910%
06/20/2056 6.510% 5,000,000 4,897,341
Vendee Mortgage Trust
(a),(c)
Series 1998-1  Class 2
03/15/2028 0.000% 122,362 0
Series 1998-3
03/15/2029 0.000% 150,651 0
1 1 1 1 1
Total Agency Collateralized Mortgage Obligation Securities
(Cost $ 228,956,451 ) 223,761,855

Portfolio of Investments
(continued)
Columbia Core Bond ETF, June 30, 2026 (Unaudited)
Columbia Core Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Mortgage-Backed Securities 25 .9%
Federal Home Loan Mortgage Corp.
06/01/2043 4.000% 848,159 820,585
09/01/2051 2.500% 12,179,413 10,410,416
02/01/2052 3.000% 4,875,313 4,295,665
04/01/2052 2.500% 37,937,818 31,873,862
05/01/2052 3.000% 7,321,088 6,470,363
06/01/2052 2.000% 32,802,976 26,214,770
06/01/2052 3.500% 9,400,513 8,599,663
07/01/2052 4.000% 11,312,377 10,623,650
08/01/2052 4.000% 10,742,079 10,120,476
08/01/2052 4.500% 4,519,650 4,360,664
09/01/2052 5.000% 3,335,194 3,311,181
01/01/2053 5.500% 7,260,681 7,339,709
02/01/2053 4.500% 5,298,514 5,129,747
04/01/2056 4.500% 25,145,160 24,140,602
04/01/2056 4.500% 24,546,845 23,554,902
04/01/2056 5.000% 22,518,372 22,367,904
04/01/2056 5.000% 9,869,294 9,737,468
06/01/2056 5.000% 19,978,318 19,733,797
Federal National Mortgage Association
08/01/2029 3.000% 303,456 297,766
12/01/2030 3.000% 191,117 185,997
07/01/2038 6.000% 360,249 377,939
01/01/2040 5.500% 471,640 483,269
10/01/2042 3.000% 1,072,303 972,350
05/01/2043 3.500% 548,161 511,219
08/01/2043 3.500% 667,877 622,589
07/01/2045 3.500% 674,908 627,443
09/01/2045 3.000% 179,212 161,541
10/01/2045 3.500% 455,201 421,967
11/01/2045 4.000% 370,231 351,880
02/01/2046 3.500% 681,919 631,086
02/01/2048 4.000% 464,872 441,101
01/01/2052 2.500% 8,143,256 6,928,686
04/01/2052 3.500% 7,212,120 6,594,668
04/01/2052 3.500% 3,263,344 2,965,435
05/01/2052 3.500% 9,065,352 8,236,826
05/01/2052 3.500% 7,368,409 6,724,833
06/01/2052 3.000% 30,497,740 26,616,821
07/01/2052 4.000% 5,389,557 5,125,781
08/01/2052 4.000% 14,830,111 13,955,858
08/01/2052 4.000% 7,185,728 6,779,914
09/01/2052 5.000% 7,143,469 7,077,314
10/01/2052 4.000% 30,810,778 28,868,968
09/01/2053 5.000% 11,020,598 10,962,565
12/01/2054 4.500% 12,006,773 11,554,675
12/01/2054 5.000% 23,480,123 23,237,133
12/01/2054 5.000% 15,398,631 15,180,489
01/01/2055 6.000% 11,971,297 12,321,905
01/01/2055 6.000% 11,693,765 12,017,077
07/01/2055 5.500% 14,210,183 14,271,359
Government National Mortgage Association
(b)
04/20/2028 5.625% 305 305
Government National Mortgage Association
04/20/2048 4.500% 501,928 491,863
Uniform Mortgage-Backed Security, TBA
(e)
07/01/2056 3.000% 13,250,000 11,550,273
07/01/2056 3.500% 18,250,000 16,556,172
07/01/2056 4.500% 1,000,000 957,891
07/01/2056 5.500% 64,250,000 64,455,295
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Security, TBA
07/01/2056 6.000% 23,250,000 23,767,285
1 1 1 1 1
Total Agency Mortgage-Backed Securities
(Cost $ 575,505,880 ) 572,390,962
Issuer . Shares
.
Value ($)
Common Stocks 0 .0%
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.
(f)
3 13
Total Consumer Staples 13
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Vitesse Energy, Inc. 4 63
Total Energy 63
Financials 0.0%
Capital Markets 0.0%
Jefferies Financial Group, Inc. 39 1,950
Total Financials 1,950
Total Common Stocks
(Cost $ – ) 2,026
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds 20 .9%
Aerospace & Defense 3.1%
BAE Systems PLC
(d)
03/26/2029 5.125% 2,472,000 2,506,326
02/15/2031 1.900% 2,410,000 2,127,804
Boeing Co.
02/15/2040 5.875% 2,000,000 2,056,897
05/01/2040 5.705% 300,000 304,934
08/01/2059 3.950% 7,870,000 5,596,560
05/01/2060 5.930% 223,000 219,686
L3Harris Technologies, Inc.
01/15/2027 5.400% 18,215,000 18,308,760
06/15/2028 4.400% 250,000 249,151
06/01/2029 5.050% 1,010,000 1,021,593
07/31/2033 5.400% 1,051,000 1,074,995
06/01/2034 5.350% 1,080,000 1,098,043
Northrop Grumman Corp.
02/01/2027 3.200% 24,000,000 23,847,976
02/01/2029 4.600% 2,608,000 2,613,787

Portfolio of Investments
(continued)
Columbia Core Bond ETF, June 30, 2026 (Unaudited)
Columbia Core Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
RTX Corp.
05/04/2027 3.125% 6,820,000 6,750,412
Total 67,776,924
Banks 4.9%
Bank of America Corp.
(g)
10/24/2031 1.922% 13,989,000 12,413,466
04/23/2032 4.695% 5,054,000 5,011,770
07/21/2032 2.299% 1,305,000 1,152,699
02/04/2033 2.972% 5,650,000 5,100,279
09/21/2036 2.482% 50,000 43,654
Goldman Sachs Group, Inc.
(g)
06/03/2037 5.425% 9,059,000 9,093,308
HSBC Holdings PLC
(g)
03/10/2037 5.279% 8,382,000 8,284,357
JPMorgan Chase & Co.
(g)
07/22/2030 4.995% 10,174,000 10,241,031
04/23/2032 4.622% 20,539,000 20,305,268
Morgan Stanley
(g)
03/12/2032 4.708% 2,493,000 2,462,844
04/16/2032 4.809% 7,830,000 7,768,942
09/16/2036 2.484% 1,567,000 1,359,846
01/30/2037 5.073% 1,363,000 1,333,276
04/10/2037 5.296% 5,062,000 5,036,702
PNC Financial Services Group, Inc.
(g)
10/20/2034 6.875% 418,000 461,623
Royal Bank of Canada
(g)
11/03/2028 3.995% 2,100,000 2,085,578
08/06/2029 4.498% 4,180,000 4,165,879
02/04/2031 5.153% 1,073,000 1,085,987
08/06/2031 4.696% 5,501,000 5,477,127
U.S. Bancorp
(g)
06/12/2034 5.836% 1,135,000 1,182,789
Wells Fargo & Co.
(g)
05/20/2032 4.844% 2,958,000 2,947,708
04/24/2034 5.389% 581,000 589,943
07/25/2034 5.557% 1,520,000 1,557,135
Total 109,161,211
Beverages 1.5%
Bacardi Ltd.
(d)
05/15/2028 4.700% 412,000 410,915
05/15/2038 5.150% 4,630,000 4,314,792
05/15/2048 5.300% 1,623,000 1,445,535
Bacardi Ltd./Bacardi-Martini BV
(d)
06/15/2033 5.400% 7,347,000 7,328,803
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Bacardi-Martini BV
(d)
02/01/2035 6.000% 4,157,000 4,254,548
Constellation Brands, Inc.
01/15/2029 4.800% 800,000 802,085
08/01/2029 3.150% 5,069,000 4,846,773
Heineken NV
(d)
01/29/2028 3.500% 9,670,000 9,524,827
Total 32,928,278
Biotechnology 0.2%
Amgen, Inc.
03/02/2063 5.750% 3,621,000 3,511,388
1 1 1 1 3,511,388
Commercial Services 0.1%
ERAC USA Finance LLC
(d)
05/01/2028 4.600% 1,592,000 1,594,571
04/30/2031 4.700% 573,000 571,219
Total 2,165,790
Electric 0.8%
AEP Texas, Inc.
06/01/2033 5.400% 1,550,000 1,573,543
Series H
01/15/2050 3.450% 1,900,000 1,299,511
Duke Energy Corp.
09/01/2046 3.750% 4,785,000 3,573,570
08/15/2052 5.000% 2,565,000 2,231,469
09/15/2055 5.700% 1,800,000 1,728,659
Duke Energy Indiana LLC
04/01/2053 5.400% 192,000 180,468
NextEra Energy Capital Holdings, Inc.
03/15/2035 5.450% 50,000 50,756
Pacific Gas & Electric Co.
07/01/2050 4.950% 5,865,000 4,894,449
01/15/2053 6.750% 800,000 840,599
Virginia Electric & Power Co.
03/15/2036 4.950% 1,376,000 1,346,473
Total 17,719,497
Food 0.7%
Campbell's Co.
03/23/2035 4.750% 6,104,000 5,697,751
Mars, Inc.
(d)
03/01/2035 5.200% 9,466,000 9,503,112
Total 15,200,863

Portfolio of Investments
(continued)
Columbia Core Bond ETF, June 30, 2026 (Unaudited)
Columbia Core Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Gas 0.5%
NiSource, Inc.
05/01/2030 3.600% 1,981,000 1,901,863
07/15/2035 5.350% 5,145,000 5,188,419
Southern Co. Gas Capital Corp.
Series A
09/15/2028 4.050% 4,130,000 4,086,725
Total 11,177,007
Healthcare Products 0.7%
Abbott Laboratories
03/15/2036 4.650% 5,974,000 5,800,583
GE HealthCare Technologies, Inc.
11/15/2027 5.650% 8,564,000 8,691,184
12/15/2028 4.150% 1,684,000 1,669,949
Total 16,161,716
Healthcare Services 1.2%
HCA, Inc.
09/01/2030 3.500% 10,834,000 10,269,793
11/15/2030 4.300% 2,600,000 2,543,779
06/01/2033 5.500% 1,000,000 1,021,201
UnitedHealth Group, Inc.
01/15/2031 4.650% 705,000 705,001
04/15/2031 4.900% 2,461,000 2,487,805
04/15/2034 5.000% 5,392,000 5,388,887
04/15/2054 5.375% 1,682,000 1,585,222
07/15/2064 5.750% 2,489,000 2,426,302
Total 26,427,990
Insurance 0.1%
Met Tower Global Funding
(d)
04/12/2029 5.250% 1,723,000 1,751,545
Principal Life Global Funding II
(d)
11/27/2029 4.950% 536,000 537,689
Total 2,289,234
Internet 0.8%
Amazon.com, Inc.
03/13/2066 5.950% 300,000 297,840
03/13/2076 6.050% 6,330,000 6,308,094
Meta Platforms, Inc.
05/15/2046 6.200% 6,916,000 6,917,591
11/15/2055 5.625% 2,189,000 1,983,722
11/15/2065 5.750% 1,846,000 1,657,749
Total 17,164,996
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Investment Companies 0.1%
Blackstone Private Credit Fund
05/15/2031 5.950% 2,222,000 2,188,899
1 1 1 1 2,188,899
Machinery - Diversified 0.3%
John Deere Capital Corp.
07/14/2028 4.950% 7,000,000 7,087,429
1 1 1 1 7,087,429
Media 0.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
12/01/2061 4.400% 2,240,000 1,438,681
06/30/2062 3.950% 10,050,000 5,934,030
Comcast Corp.
11/01/2051 2.887% 264,000 149,491
11/01/2056 2.937% 3,180,000 1,719,205
Time Warner Cable LLC
05/01/2037 6.550% 2,050,000 2,031,538
Total 11,272,945
Miscellaneous Manufacturing 0.8%
Eaton Corp.
03/06/2028 3.850% 17,500,000 17,335,545
1 1 1 1 17,335,545
Oil & Gas 0.7%
APA Corp.
02/15/2055 6.750% 1,884,000 1,966,608
BP Capital Markets America, Inc.
04/14/2027 3.588% 6,600,000 6,569,034
11/17/2027 5.017% 2,355,000 2,376,115
04/10/2029 4.699% 635,000 637,403
Occidental Petroleum Corp.
10/01/2054 6.050% 2,855,000 2,892,572
Total 14,441,732
Pharmaceuticals 0.8%
AbbVie, Inc.
03/15/2029 4.800% 4,075,000 4,107,542
CVS Health Corp.
03/25/2038 4.780% 6,092,000 5,710,872
Merck & Co., Inc.
05/22/2036 5.200% 8,798,000 8,904,807
Total 18,723,221
Pipelines 0.2%
Western Midstream Operating LP
03/01/2031 4.800% 4,568,000 4,516,063

Portfolio of Investments
(continued)
Columbia Core Bond ETF, June 30, 2026 (Unaudited)
Columbia Core Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
11/15/2034 5.450% 80,000 79,588
Total 4,595,651
Retail 0.1%
Lowe's Cos., Inc.
05/03/2047 4.050% 500,000 390,918
04/01/2062 4.450% 2,105,000 1,635,010
Total 2,025,928
Semiconductors 0.7%
Broadcom, Inc.
(d)
11/15/2035 3.137% 50,000 42,410
11/15/2036 3.187% 3,436,000 2,873,446
Broadcom, Inc.
04/15/2028 4.800% 6,567,000 6,606,613
04/15/2032 5.200% 1,000,000 1,018,526
07/15/2032 4.900% 1,000,000 1,002,797
10/15/2034 4.800% 130,000 127,287
07/15/2035 5.200% 1,000,000 1,003,340
Intel Corp.
03/25/2050 4.750% 1,545,000 1,281,380
NXP BV/NXP Funding LLC/NXP USA, Inc.
05/01/2030 3.400% 75,000 71,439
05/11/2031 2.500% 106,000 95,124
01/15/2033 5.000% 1,254,000 1,249,900
Total 15,372,262
Software 0.3%
Oracle Corp.
09/26/2065 6.100% 8,216,000 6,870,593
1 1 1 1 6,870,593
Telecommunications 1.4%
AT&T, Inc.
06/01/2027 2.300% 3,502,000 3,433,670
12/01/2057 3.800% 4,960,000 3,309,971
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
(d)
04/15/2036 5.700% 4,585,000 4,358,358
T-Mobile USA, Inc.
04/15/2030 3.875% 1,177,000 1,140,598
02/15/2031 2.550% 2,267,000 2,056,435
02/15/2031 2.875% 10,997,000 10,116,558
Verizon Communications, Inc.
03/21/2031 2.550% 2,705,000 2,455,763
03/15/2032 2.355% 4,211,000 3,680,244
Total 30,551,597
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Transportation 0.4%
Canadian Pacific Railway Co.
12/02/2031 2.450% 8,761,000 7,791,234
Norfolk Southern Corp.
11/01/2029 2.550% 1,000,000 937,982
Total 8,729,216
Total Corporate Bonds
(Cost $ 464,239,054 ) 460,879,912
Non-Agency Asset-Backed Securities 15 .2%
ACHV ABS Trust
(d)
Series 2024-1PL  Class A
04/25/2031 5.900% 192,921 193,308
ACM Auto Trust
(d)
Series 2025-1A  Class A
06/20/2029 5.380% 200,694 200,490
AMCR ABS Trust
(d)
Series 2026-A  Class A
05/18/2033 5.520% 7,309,895 7,317,680
ASPWP
(c),(d),(h)
03/29/2029 6.542% 5,700,000 5,700,000
DailyPay Securitization Trust
(d)
Series 2025-1A  Class A
06/26/2028 5.630% 4,090,000 4,103,043
EDGEX Issuer Trust
(d)
Series 2025-2NN  Class A
01/15/2032 5.498% 3,243,025 3,234,167
Ellington Financial Mortgage Trust
(d)
Series 2026-CES1  Class A1A
12/25/2060 4.914% 2,571,101 2,540,812
Fig Six Trust
(c),(d),(e)
Series 2026-PF1  Class A
08/25/2056 5.755% 5,150,000 5,164,909
FIGRE Trust
(c),(d)
Series 2025-PF2  Class A
10/25/2055 5.017% 2,752,869 2,713,783
Series 2026-HE5  Class A
06/25/2056 5.605% 5,650,000 5,653,223
FirstKey Homes Trust
(d)
Series 2021-SFR1  Class C
08/17/2038 1.888% 12,320,000 12,265,754
GITSIT Mortgage Loan Trust
(d)
Series 2025-NPL2  Class A1
12/25/2055 5.425% 2,726,935 2,704,935
Home Partners of America Trust
(d)
Series 2021-2  Class B
12/17/2026 2.302% 1,464,409 1,444,972
HTAP Issuer Trust
(d)
Series 2024-2  Class A
04/25/2042 6.500% 3,851,168 3,832,319

Portfolio of Investments
(continued)
Columbia Core Bond ETF, June 30, 2026 (Unaudited)
Columbia Core Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Huntington Bank Auto Credit-Linked Notes
(d)
Series 2025-2  Class B1
09/20/2033 4.835% 10,783,308 10,740,063
Lendbuzz Securitization Trust
(d)
Series 2023-3A  Class A2
12/15/2028 7.500% 622,515 630,387
Series 2024-3A  Class A2
10/15/2029 4.970% 3,628,912 3,629,727
Series 2025-2A  Class A2
05/15/2030 5.180% 5,524,933 5,526,997
MPOWER Education Trust
(d)
Series 2025-1  Class A
12/22/2042 6.250% 7,081,124 7,082,129
Series 2025-A  Class A
07/21/2042 6.620% 2,104,719 2,135,635
Navient Refinance Loan Trust
(d)
Series 2025-B  Class A
09/15/2055 4.720% 4,830,887 4,807,956
New Residential Mortgage Loan Trust
(d)
Series 2022-SFR1  Class A
02/17/2039 2.400% 4,417,501 4,353,077
Oportun Issuance Trust
(d)
Series 2021-B  Class A
05/08/2031 1.470% 637,639 628,016
Pagaya AI Debt Grantor Trust
(d)
Series 2024-10  Class A
06/15/2032 5.183% 815,845 816,146
Series 2024-10  Class B
06/15/2032 5.750% 1,800,864 1,801,461
Series 2024-8  Class B
01/15/2032 5.456% 1,433,128 1,433,155
Series 2024-9  Class A
03/15/2032 5.065% 838,354 838,120
Series 2024-9  Class B
03/15/2032 5.306% 1,025,022 1,024,600
Series 2025-1  Class A2
07/15/2032 5.156% 3,162,361 3,166,145
Series 2025-5  Class B
03/15/2033 5.440% 3,699,857 3,683,343
Series 2025-6  Class B
04/15/2033 4.883% 3,949,636 3,921,921
Series 2025-R2  Class A
10/15/2032 4.865% 3,514,120 3,512,654
Series 2025-R3  Class A
01/18/2033 4.841% 2,477,710 2,471,009
Series 2026-1  Class B
09/15/2033 5.370% 6,725,614 6,674,626
Series 2026-2  Class B
11/15/2033 6.029% 17,720,000 17,629,765
Series 2026-3  Class A2
12/15/2033 5.241% 16,540,000 16,536,187
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
(d)
Series 2024-6  Class B
11/15/2031 6.589% 934,927 935,353
Pagaya AI Debt Selection Trust
(d)
Series 2024-7  Class A
12/15/2031 6.117% 699,026 699,377
Series 2024-7  Class B
12/15/2031 6.574% 721,973 722,298
Pagaya AI Debt Trust
(d)
Series 2025-4  Class B
01/17/2033 5.688% 20,499,271 20,460,607
Series 2026-R1  Class A
12/15/2033 4.714% 3,205,567 3,190,948
Pagaya Point of Sale Holdings Grantor Trust
(d)
Series 2025-2  Class A
07/20/2033 5.065% 3,000,000 2,996,190
Progress Residential Trust
(d)
Series 2022-SFR1  Class A
02/17/2041 2.709% 2,960,782 2,797,022
Series 2022-SFR4  Class B
05/17/2041 4.788% 6,000,000 5,911,731
RCO IX Mortgage LLC
(d)
Series 2026-2  Class A1
05/25/2031 5.765% 6,779,529 6,747,882
Reach ABS Trust
(d)
Series 2024-2A  Class A
07/15/2031 5.880% 43,746 43,771
Research-Driven Pagaya Motor Asset Trust
(d)
Series 2024-3A  Class A
03/25/2033 5.281% 1,534,713 1,536,437
Series 2026-2A  Class A4
02/26/2035 5.620% 13,730,000 13,666,872
Series 2026-R1A  Class A
07/25/2034 5.659% 16,184,546 16,134,852
Research-Driven Pagaya Motor Asset Trust IV
(d)
Series 2021-2A  Class A
03/25/2030 2.650% 282,900 281,599
Research-Driven Pagaya Motor Trust
(d)
Series 2025-6A  Class A3
08/25/2034 5.013% 5,460,000 5,443,738
SAIF Securitization Trust
(d)
Series 2025-CES1  Class A1
06/25/2065 5.406% 6,396,415 6,382,717
Series 2025-CES1  Class A2
06/25/2065 5.642% 2,000,000 1,994,971
STAR Trust
(b),(d)
Series 2025-SFR6  Class A
1 mo. USD Term SOFR + 1.400%
Floor 1.400%
08/17/2042 5.026% 16,000,000 16,001,594

Portfolio of Investments
(continued)
Columbia Core Bond ETF, June 30, 2026 (Unaudited)
Columbia Core Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Series 2026-SFR7  Class A
1 mo. USD Term SOFR + 1.400%
Floor 1.400%
05/17/2043 5.037% 19,132,450 19,137,867
Truist Bank Auto Credit-Linked Notes
(d)
Series 2025-1  Class B
09/26/2033 4.728% 1,892,530 1,888,468
Upgrade Master Pass-Thru Trust
(d)
Series 2025-ST4  Class A
08/16/2032 5.495% 2,903,266 2,899,456
Series 2025-ST5  Class A
09/15/2032 4.794% 1,501,159 1,500,835
Series 2025-ST6  Class A
10/15/2032 4.611% 2,013,182 2,010,393
Series 2025-ST8  Class A
12/15/2033 4.618% 2,315,448 2,315,539
Series 2026-ST2  Class A
06/15/2034 4.413% 10,313,967 10,301,715
Upstart Securitization Trust
(d)
Series 2024-1  Class A
11/20/2034 5.330% 331,662 331,964
Series 2026-2  Class B
05/20/2036 5.080% 15,930,000 15,870,873
Vista Point Securitization Trust
(c),(d)
Series 2024-CES3  Class M1
01/25/2055 6.592% 3,800,000 3,821,232
Vista Point Securitization Trust
(d)
Series 2025-CES1  Class M1
04/25/2055 6.528% 3,200,000 3,203,474
Series 2025-CES2  Class A1
08/25/2055 5.601% 2,937,435 2,936,616
Series 2025-CES2  Class A2
08/25/2055 5.768% 2,300,000 2,295,153
1 1 1 1 1
Total Non-Agency Asset-Backed Securities
(Cost $ 335,486,365 ) 334,574,058
Non-Agency Collateralized Loan Obligations Securities 5 .7%
Ballyrock CLO 22 Ltd.
(b),(d)
Series 2024-22A  Class A1R
3 mo. USD Term SOFR + 1.200%
Floor 1.200%
07/15/2039 4.825% 14,300,000 14,302,002
Ballyrock CLO 30 Ltd.
(b),(d)
Series 2025-30A  Class A2
3 mo. USD Term SOFR + 1.650%
Floor 1.650%
10/25/2038 5.317% 9,250,000 9,307,526
Carlyle U.S. CLO Ltd.
(b),(d)
Series 2023-3A  Class A1R
3 mo. USD Term SOFR + 1.230%
Floor 1.230%
10/15/2038 4.903% 8,000,000 8,020,576
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Loan Obligations Securities (continued)
CIFC Funding Ltd.
(b),(d)
Series 2019-4A  Class A2R2
3 mo. USD Term SOFR + 1.650%
Floor 1.650%
07/15/2038 5.323% 4,295,000 4,307,129
Elmwood CLO 24 Ltd.
(b),(d)
Series 2023-3A  Class AR
3 mo. USD Term SOFR + 1.320%
Floor 1.320%
01/17/2038 5.000% 4,750,000 4,754,475
GoldenTree Loan Management U.S. CLO 27
Ltd.
(b),(d)
Series 2025-27A  Class A
3 mo. USD Term SOFR + 1.190%
Floor 1.190%
01/20/2039 4.865% 7,250,000 7,252,175
GoldenTree Loan Management U.S. CLO 9
Ltd.
(b),(d)
Series 2021-9A  Class AR2
3 mo. USD Term SOFR + 1.230%
Floor 1.230%
04/20/2037 4.905% 19,600,000 19,701,254
Greenacre Park CLO LLC
(b),(d)
Series 2021-2A  Class BR
3 mo. USD Term SOFR + 1.700%
Floor 1.700%
07/20/2038 5.375% 7,000,000 7,006,888
Madison Park Funding XLII Ltd.
(b),(d)
Series 13A  Class AR2
3 mo. USD Term SOFR + 0.920%
Floor 0.920%
11/21/2030 4.586% 2,575,657 2,575,770
Madison Park Funding XXIV Ltd.
(b),(d)
Series 2016-24A  Class BR2
3 mo. USD Term SOFR + 1.550%
Floor 1.550%
10/20/2029 5.225% 62,219 62,219
Madison Park Funding XXIX Ltd.
(b),(d)
Series 2018-29A  Class A1R2
3 mo. USD Term SOFR + 1.180%
Floor 1.180%
03/25/2038 4.855% 7,100,000 7,103,245
Magnetite XVII Ltd.
(b),(d)
Series 2016-17A  Class BR3
3 mo. USD Term SOFR + 1.450%
Floor 1.450%
07/25/2039 5.142% 16,000,000 16,026,559
OHA Credit Funding 16-R Ltd.
(b),(d)
Series 2023-16RA  Class A1
3 mo. USD Term SOFR + 1.200%
Floor 1.200%
10/20/2038 4.875% 6,500,000 6,503,250

Portfolio of Investments
(continued)
Columbia Core Bond ETF, June 30, 2026 (Unaudited)
Columbia Core Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Loan Obligations Securities (continued)
Palmer Square CLO Ltd.
(b),(d),(e)
Series 2026-2A  Class A
3 mo. USD Term SOFR + 1.180%
Floor 1.180%
07/20/2039 0.000% 12,000,000 11,999,868
Voya CLO Ltd.
(b),(d)
Series 2026-2A  Class B
3 mo. USD Term SOFR + 1.500%
Floor 1.500%
07/15/2039 5.251% 7,100,000 7,100,000
1 1 1 1 1
Total Non-Agency Collateralized Loan Obligations Securities
(Cost $ 125,875,129 ) 126,022,936
Non-Agency Collateralized Mortgage Obligation Securities 19 .3%
A&D Mortgage Trust
(d)
Series 2025-NQM3  Class A1
08/25/2070 5.374% 3,997,024 4,000,442
Series 2025-NQM4  Class A1
10/25/2070 5.225% 5,420,946 5,413,569
Series 2026-NQM3  Class A2
04/25/2071 5.332% 5,169,192 5,124,615
A&D Mortgage Trust
(c),(d)
Series 2024-NQM6  Class A1
01/25/2070 5.666% 5,743,798 5,761,452
Series 2026-NQM1  Class A1
02/25/2071 4.912% 4,789,583 4,734,455
Angel Oak Mortgage Trust
(d)
Series 2025-13  Class A1
10/25/2070 4.929% 3,548,527 3,519,777
Series 2025-8  Class A1
07/25/2070 5.410% 2,427,475 2,430,727
Angel Oak Mortgage Trust
(c),(d)
Series 2020-1  Class M1
12/25/2059 3.161% 3,000,000 2,820,574
Series 2020-3  Class A1
04/25/2065 1.691% 988,888 946,387
Series 2021-5  Class A2
07/25/2066 1.208% 2,658,419 2,329,610
Arixa Mortgage Trust
(d)
Series 2025-RTL1  Class A1
08/25/2030 5.735% 7,000,000 6,990,008
Arroyo Mortgage Trust
(c),(d)
Series 2019-2  Class A3
04/25/2049 3.800% 66,749 65,957
Arroyo Mortgage Trust
(d)
Series 2020-1  Class B1
03/25/2055 5.100% 5,870,000 5,477,353
Series 2020-1  Class M1
03/25/2055 4.277% 6,210,000 5,699,939
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Barclays Mortgage Loan Trust
(c),(d)
Series 2026-NQM5  Class A1
05/25/2066 5.523% 10,171,987 10,151,517
BRAVO Residential Funding Trust
(c),(d)
Series 2020-RPL2  Class A1
05/25/2059 2.000% 1,022,941 958,753
Series 2026-NQMR1  Class A1
08/25/2062 5.395% 9,961,312 9,913,006
CHNGE Mortgage Trust
(d)
Series 2023-3  Class A1
07/25/2058 7.100% 1,153,818 1,152,436
CHNGE Mortgage Trust
(c),(d)
Series 2022-1  Class A1
01/25/2067 4.007% 3,131,632 2,993,446
Series 2022-2  Class A1
03/25/2067 4.757% 2,661,347 2,636,648
CIM Trust
(d)
Series 2026-NR1  Class A1
07/25/2065 5.000% 11,452,823 11,141,234
COLT Mortgage Loan Trust
(c),(d)
Series 2021-3  Class A1
09/27/2066 0.956% 1,828,528 1,520,124
Series 2021-5  Class A2
11/26/2066 2.606% 4,270,000 3,503,628
Series 2025-10  Class A1
10/25/2070 5.088% 4,462,128 4,447,129
Series 2025-12  Class A1
01/26/2071 4.983% 3,928,132 3,902,793
Cross Mortgage Trust
(c),(d)
Series 2025-H5  Class A1
07/25/2070 5.509% 1,606,744 1,610,089
Cross Mortgage Trust
(d)
Series 2026-NQM5  Class A2
03/25/2071 5.399% 6,396,428 6,361,615
CSMC Trust
(c),(d)
Series 2021-NQM2  Class A2
02/25/2066 1.384% 2,135,297 1,913,981
Series 2021-NQM8  Class A1
10/25/2066 2.841% 2,636,408 2,406,617
Series 2021-RPL2  Class A1A
01/25/2060 1.115% 2,245,936 1,891,619
Series 2022-NQM1  Class A3
11/25/2066 2.675% 2,463,815 2,132,214
Deephaven Residential Mortgage Trust
(c),(d)
Series 2020-2  Class M1
05/25/2065 4.112% 1,935,960 1,923,906
Series 2021-1  Class A2
05/25/2065 0.973% 152,165 148,905
Ellington Financial Mortgage Trust
(c),(d)
Series 2020-1  Class A3
05/25/2065 3.999% 550,000 537,287

Portfolio of Investments
(continued)
Columbia Core Bond ETF, June 30, 2026 (Unaudited)
Columbia Core Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Series 2025-NQM1  Class A1
01/25/2070 5.668% 1,092,339 1,095,590
Series 2025-NQM6  Class A1
12/25/2070 5.001% 4,190,792 4,159,212
Series 2026-NQM6  Class A1
06/25/2071 5.466% 9,000,000 8,999,550
GCAT Trust
(d)
Series 2025-NQM3  Class A1
05/25/2070 5.550% 1,824,458 1,828,054
GCAT Trust
(c),(d)
Series 2021-CM1  Class A
04/25/2065 2.469% 1,059,190 1,022,527
Series 2021-CM2  Class A1
08/25/2066 2.352% 1,181,783 1,123,722
Series 2022-NQM2  Class A3
02/25/2067 4.210% 3,280,795 3,112,353
GS Mortgage-Backed Securities Corp. Trust
(c),(d)
Series 2021-NQM1  Class A1
07/25/2061 1.017% 1,307,475 1,210,056
GS Mortgage-Backed Securities Trust
(c),(d)
Series 2025-DSC1  Class A1
06/25/2065 4.974% 4,728,697 4,694,747
GS Mortgage-Backed Securities Trust
(b),(d)
Series 2026-HE1  Class A1
30 day USD SOFR Average + 1.600%
03/25/2066 5.228% 18,924,026 19,014,170
GS Mortgage-Backed Securities Trust
(d)
Series 2025-NQM4  Class A1
10/25/2065 5.006% 3,778,731 3,753,354
Series 2026-R1  Class A1
04/25/2063 5.534% 13,033,809 13,022,794
HOMES Trust
(d)
Series 2025-AFC2  Class A1A
06/25/2060 5.471% 2,290,723 2,293,073
Series 2026-INV1  Class A1D
08/25/2060 5.077% 7,240,250 7,150,268
HOMES Trust
(c),(d)
Series 2026-NQM2  Class A1
01/25/2071 5.488% 7,683,985 7,678,498
Imperial Fund Mortgage Trust
(c),(d)
Series 2021-NQM4  Class A2
01/25/2057 2.296% 1,259,486 1,121,641
JP Morgan Mortgage Trust
(c),(d)
Series 2025-VIS3  Class A1
02/25/2066 5.062% 7,461,088 7,397,415
Series 2026-NQX1  Class A1
07/25/2066 5.500% 17,892,462 17,849,573
Legacy Mortgage Asset Trust
(d)
Series 2021-GS2  Class A1
04/25/2061 5.750% 1,122,574 1,123,352
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Mello Mortgage Capital Acceptance
(d)
Series 2024-SD1  Class A3
04/25/2054 4.000% 4,727,000 4,539,747
MFA Trust
(d)
Series 2024-NPL1  Class A1
09/25/2054 6.330% 4,201,945 4,203,208
Series 2025-NQM3  Class A1
08/25/2070 5.261% 2,471,532 2,463,307
MFA Trust
(c),(d)
Series 2020-NQM2  Class M1
04/25/2065 3.034% 3,500,000 3,392,416
Series 2020-NQM3  Class A1
01/26/2065 1.014% 1,608,195 1,546,928
Series 2020-NQM3  Class A2
01/26/2065 1.324% 644,299 620,624
Series 2020-NQM3  Class A3
01/26/2065 1.632% 483,224 466,327
Series 2021-INV1  Class A2
01/25/2056 1.057% 45,454 44,665
Series 2021-INV1  Class A3
01/25/2056 1.262% 70,863 69,655
Series 2021-INV2  Class A3
11/25/2056 2.264% 1,557,194 1,412,163
Series 2025-NQM4  Class A1
08/25/2070 5.229% 5,696,451 5,673,097
Series 2026-NQMR1  Class A1
11/25/2067 5.502% 11,391,685 11,374,944
Mill City Mortgage Loan Trust
(c),(d)
Series 2026-R1  Class A1
10/25/2062 5.460% 19,019,200 18,975,648
Morgan Stanley Residential Mortgage Loan Trust
(c),(d)
Series 2024-NQM5  Class A1
10/25/2069 5.649% 4,538,803 4,547,686
Morgan Stanley Residential Mortgage Loan Trust
(d)
Series 2025-NQM7  Class A1
09/25/2070 4.984% 5,343,508 5,309,438
New Residential Mortgage Loan Trust
(d)
Series 2025-NQM1  Class A1
01/25/2065 5.643% 1,939,383 1,948,126
New Residential Mortgage Loan Trust
(c),(d)
Series 2018-1A  Class A1A
12/25/2057 4.000% 3,735,904 3,617,768
NYMT Loan Trust
(c),(d)
Series 2026-INV2  Class A1
04/25/2061 5.475% 12,534,527 12,531,773
OBX Trust
(c),(d)
Series 2024-NQM17  Class A1
11/25/2064 5.610% 2,948,618 2,958,428
Series 2026-NQM9  Class A1
04/25/2066 5.470% 10,400,000 10,395,995

Portfolio of Investments
(continued)
Columbia Core Bond ETF, June 30, 2026 (Unaudited)
Columbia Core Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
PRKCM Trust
(c),(d)
Series 2021-AFC1  Class A3
08/25/2056 2.069% 3,749,802 3,261,181
Series 2021-AFC1  Class M1
08/25/2056 3.114% 4,516,000 3,339,071
Series 2026-AFC2  Class A1
04/25/2061 5.368% 19,695,347 19,595,866
PRPM LLC
(d)
Series 2023-RCF2  Class A2
11/25/2053 4.000% 2,557,000 2,512,816
Series 2024-RCF6  Class A2
10/25/2064 4.000% 1,850,000 1,792,626
Series 2024-RCF6  Class A3
10/25/2064 4.000% 1,650,000 1,591,956
Series 2026-4  Class A1
06/25/2031 6.299% 10,050,000 10,051,135
PRPM Trust
(c),(d)
Series 2025-NQM6  Class A1
12/25/2070 4.986% 6,436,619 6,396,313
PRPM Trust
(d)
Series 2024-NQM4  Class A1
12/26/2069 5.674% 2,686,203 2,698,467
Series 2024-NQM4  Class A3
12/26/2069 6.131% 2,820,513 2,827,077
RCO Trust
(d)
Series 2025-PR1  Class A
03/02/2055 6.250% 2,931,327 2,885,305
Spruce Hill Mortgage Loan Trust
(d)
Series 2022-SH1  Class A1A
07/25/2057 4.100% 3,903,124 3,888,471
Series 2022-SH1  Class A1B
07/25/2057 4.100% 12,049,303 11,995,973
Starwood Mortgage Residential Trust
(c),(d)
Series 2019-INV1  Class A3
09/27/2049 2.916% 35,055 34,940
Series 2020-3  Class A3
04/25/2065 2.591% 5,000,000 4,590,335
Series 2020-3  Class M1
04/25/2065 3.544% 2,800,000 2,501,246
Series 2020-INV1  Class A2
11/25/2055 1.439% 928,097 904,687
Series 2020-INV1  Class A3
11/25/2055 1.593% 351,292 342,552
Series 2021-3  Class A1
06/25/2056 1.127% 543,433 470,372
Towd Point Mortgage Trust
(c),(d)
Series 2019-4  Class M1B
10/25/2059 3.000% 10,000,000 8,426,716
TRK Trust
(c),(d)
Series 2021-INV2  Class A1
11/25/2056 1.966% 3,458,100 3,102,184
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Verus Securitization Trust
(c),(d)
Series 2021-4  Class A2
07/25/2066 1.247% 2,724,600 2,331,951
Visio Trust
(d)
Series 2020-1R  Class A3
11/25/2055 1.873% 313,644 306,454
Series 2021-1R  Class A1
05/25/2056 1.280% 882,872 827,304
1 1 1 1 1
Total Non-Agency Collateralized Mortgage Obligation Securities
(Cost $ 433,124,468 ) 426,978,702
Non-Agency Commercial Mortgage-Backed Securities 1 .0%
BHMS Commercial Mortgage Trust
(b),(d)
Series 2025-ATLS  Class A
1 mo. USD Term SOFR + 1.850%
Floor 1.850%
08/15/2042 5.475% 2,800,000 2,810,842
BX Commercial Mortgage Trust
(b),(d)
Series 2024-SLCT  Class A
1 mo. USD Term SOFR + 1.323%
Floor 1.323%
01/15/2042 4.949% 5,700,000 5,689,314
CSMC Trust
(d)
Series 2014-USA  Class A2
09/15/2037 3.953% 6,220,000 5,786,875
Hilton USA Trust
(d),(i)
Series 2016-SFP  Class D
11/05/2035 4.927% 1,646,000 185,852
One New York Plaza Trust
(b),(d)
Series 2020-1NYP  Class B
1 mo. USD Term SOFR + 1.614%
Floor 1.500%
01/15/2036 5.240% 5,000,000 4,811,417
SFO Commercial Mortgage Trust
(b),(d)
Series 2021-555  Class A
1 mo. USD Term SOFR + 1.514%
Floor 1.150%
05/15/2038 5.139% 2,350,000 2,349,313
1 1 1 1 1
Total Non-Agency Commercial Mortgage-Backed Securities
(Cost $ 23,570,228 ) 21,633,613
U.S. Treasury Obligations 0 .9%
U.S. Treasury Bonds
11/15/2052 4.000% 7,400,000 6,330,469
02/15/2056 4.750% 1,200,000 1,166,063
U.S. Treasury Notes
03/31/2028 3.875% 3,675,000 3,657,056
05/31/2028 4.000% 750,000 747,861
11/15/2035 4.000% 620,000 599,753

Portfolio of Investments
(continued)
Columbia Core Bond ETF, June 30, 2026 (Unaudited)
Columbia Core Bond ETF | 2026

At June 30, 2026, securities and/or cash totaling $13,251,033 were pledged as collateral.
Investments in Derivatives
Notes to Portfolio of Investments
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Treasury Obligations (continued)
02/15/2036 4.125% 6,500,000 6,343,593
1 1 1 1 1
Total U.S. Treasury Obligations
(Cost $ 18,879,795 ) 18,844,795
. Shares
.
Value ($)
Money Market Funds 6 .2%
Columbia Short-Term Cash Fund, 3.767%
(j),(k)
137,308,328 137,225,943
1 1 1
Total Money Market Funds
(Cost $ 137,237,438 ) 137,225,943
Total Investments in Securities
(Cost $ 2,342,874,808 ) 2,322,314,802
Other Assets & Liabilities, Net (115,636,053)
Net Assets 2,206,678,749
Long futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 10 Year U.S. Treasury Notes Futures 1,287 09/2026 USD 141,429,234 1,317,359 —
CBOT 5 Year U.S. Treasury Notes Futures 592 09/2026 USD 63,371,750 — (101,469)
CBOT U.S. Long Bond Futures 410 09/2026 USD 46,535,000 1,131,885 —
Ultra U.S. Treasury Bond Futures 1,446 09/2026 USD 167,961,938 5,182,998 —
Total 7,632,242 (101,469)
Short futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 2 Year U.S. Treasury Notes Futures (1,138) 09/2026 USD (234,579,140) 112,069 —
(a) Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(b) Variable rate security. The interest rate shown was the current rate as of June 30, 2026.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.
(d) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $968,730,712, which represents 43.90% of total net assets.
(e) Represents a security purchased on a when-issued basis.
(f) Non-income producing investment.
(g) Fixed-to-floating rate security. The interest rate shown reflects the rate in effect at period end. The security pays a fixed rate of interest until its reset date and thereafter will bear interest at a floating rate based on a reference rate plus a spread.
(h) Valuation based on significant unobservable inputs.
(i) Represents a security in default.
(j) The rate shown is the seven-day current annualized yield at June 30, 2026.

Portfolio of Investments
(continued)
Columbia Core Bond ETF, June 30, 2026 (Unaudited)
Columbia Core Bond ETF | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
—
163,110,861
(25,873,423)
(11,495)
137,225,943
—
(883)
352,511
137,308,328
1
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(k) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
CMT Constant Maturity Treasury
REMIC(S) Real Estate Mortgage Investment Conduit(s)
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
USD US Dollar

1QT340_(08/26)
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